DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)							9 Months Ended	12 Months Ended
	Oct. 26, 2022 USD ($) $ / shares	Oct. 20, 2022 USD ($) item shares	Oct. 06, 2022	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares								$ 10.15
Proceeds from issuance initial public offering							$ 113,045,000
Number of shares redeemed | shares						10,805,877		10,805,877
Transaction Costs								$ 6,877,164
Underwriting fees								1,955,000
Deferred underwriting fee payable							4,370,000	4,370,000
Other offering costs								552,164
Cash								9,478
Working Capital deficiency								3,056,596
Aggregate purchase price							25,000	$ 284,424
Extension period to consummate a business combination		3 years
Number of extensions to consummate a business combination | item		3
Maximum extension period to consummate a business combination		9 months
Extension fee payable by sponsor		$ 350,000
Condition for future business combination number of businesses minim | item								1
Condition for future business combination threshold percentage ownership								50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)								2 days
Amount deposited in trust account							$ 116,725,008	$ 350,000
Condition for future business combination threshold net tangible assets								$ 5,000,001
Common stock, shares issued | shares		10,805,877
Common stock, shares outstanding | shares		4,156,123
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account								80
Redemption period upon closure								10 days
Anticipated price per public share based on amount held in trust account | $ / shares	$ 10.65
Maximum allowed dissolution expenses								$ 100,000
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration			100.00%					100.00%
Common stock subject to redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares subject to redemption | shares							11,500,000	694,123
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of 557,000 Private Placement Units (in shares) | shares						11,500,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 115,000,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)						100.00%
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares						$ 10.15
Proceeds from issuance initial public offering						$ 116,725,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, shares issued | shares						557,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares						557,000
Price of warrant | $ / shares						$ 10.00
Proceeds from sale of Private Placement Warrants				$ 5,570,000		$ 3,680,000
Receivable recorded from the sale of private placement warrants						1,890,000
Underwriting fees						$ 0
Aggregate purchase price					$ 5,570,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)								100.00%
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of 557,000 Private Placement Units (in shares) | shares						1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares								$ 10.15
Amount deposited in trust account	$ 350,000
Obligation to redeem Public Shares if entity does not complete a business combination (as a percent)								100.00%